Subsequent Events (Details) (USD $)							0 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Oct. 14, 2013 Subsequent Event [Member] BoardMember	Oct. 03, 2013 Subsequent Event [Member]	Sep. 30, 2013 Subsequent Event [Member]	Oct. 14, 2013 Subsequent Event [Member] Consulting Fees [Member]	Oct. 14, 2013 Subsequent Event [Member] Shareholders And Board Of Directors [Member]	Oct. 14, 2013 Subsequent Event [Member] Employee [Member]	Oct. 14, 2013 Subsequent Event [Member] Board Members [Member] 2013 Omnibus Incentive Plan [Member]
Subsequent Events (Textual)
Number of members				3
Common stock, shares authorized	500,000,000	500,000,000	250,000,000		50,000,000	50,000,000		50,000,000
Preferred stock, shares authorized			10,000,000		1,000,000	1,000,000		1,000,000
Granted options to purchase shares of common stock									25,000	75,000
Restricted shares of common stock, Issued							350,000
Increase decrease in common stock par valu					Reduced the par value of the common stock to $0.001 from $0.10.
Common stock, par value	$ 0.10	$ 0.10	$ 0.10		$ 0.10